UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

THE FEDERAL DEPOSIT INSURANCE CORPORATION, IN ITS CAPACITY AS RECEIVER FOR VARIOUS FAILED DEPOSITORY INSTITUTIONS

(Securitizer)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2020 to December 31, 2020.

Date of Report (Date of earliest event reported)	February 5, 2021

Commission File Number of securitizer:	025-00760

Central Index Key Number of securitizer:	0001009180

Elliot Pinta, (703) 562-2445
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Please see attached tables for the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) for the Reporting Period.(1)

(1)	Federal Deposit Insurance Corporation, solely in its capacity as receiver for the various failed depository institutions listed in the previously filed Exhibit and not in its corporate capacity, is filing this Form ABS-15G in its capacity as sponsor of the following transaction, which is covered by this report: FDIC 2013-R2 Trust. The 2011-N1 Trust was terminated on October 25, 2013. The 2013 N1 Trust was terminated on August 30, 2017. The 2011-C1 and 2012-C1 Trusts were terminated on May 25, 2018. The 2010-R1 and 2011-R1 Trusts were terminated on May 26, 2020. The FDIC 2013-R1 Trust was terminated on November 25, 2020. The information in this Form ABS-15G has not been verified by any third party or by the various failed depository institutions that originated the loans that were the subject of repurchase demands. While we have requested all information from the applicable trustees with respect to repurchase demands during the reporting period, it is possible that this disclosure does not contain information about all investor demands upon such trustees for such period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FEDERAL DEPOSIT INSURANCE CORPORATION, IN ITS CAPACITY AS RECEIVER FOR VARIOUS FAILED DEPOSITORY INSTITUTIONS
(Securitizer)

Date:	February 5, 2021

By:	/s/ George H. Williamson
Name: George H. Williamson
Title: Manager, Capital Markets